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Prospectus Supplement	June 28, 2024

Putnam Small Cap Growth Fund, Prospectus dated October 30, 2023

Putnam VT Small Cap Growth Fund, Prospectus dated April 30, 2024

Effective June 30, 2024, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

For Putnam Small Cap Growth Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio Managers

William Monroe, Portfolio Manager, portfolio manager of the fund since 2017

Tania Harsono, Portfolio Manager, portfolio manager of the fund since 2024

Sub-advisor

Putnam Investments Limited (PIL)*

* Though the investment advisor has retained the services of PIL, PIL does not currently manage any assets of the fund.

Putnam Management and PIL are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (Franklin Templeton).

For Putnam VT Small Cap Growth Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio Managers

William Monroe, Portfolio Manager, portfolio manager of the fund since 2018

Tania Harsono, Portfolio Manager, portfolio manager of the fund since 2024

Sub-advisor

Putnam Investments Limited (PIL)*

* Though the investment advisor has retained the services of PIL, PIL does not currently manage any assets of the fund.

Putnam Management and PIL are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (Franklin Templeton).

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Effective June 30, 2024, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

For Putnam Small Cap Growth Fund:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
William Monroe	2017	Putnam Management 2012 - Present	Portfolio Manager
Tania Harsono	2024	Putnam Management 2015 - Present	Portfolio Manager Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

For Putnam VT Small Cap Growth Fund:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
William Monroe	2018	Putnam Management 2012 - Present	Portfolio Manager
Tania Harsono	2024	Putnam Management 2015 - Present	Portfolio Manager Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholders should retain this Supplement for future reference.

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Statement of Additional Information Supplement	June 28, 2024

Putnam Small Cap Growth Fund, Statement of Additional Information dated October 30, 2023

Putnam VT Small Cap Growth Fund, Statement of Additional Information dated April 30, 2024

Effective June 30, 2024, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are restated in their entirety as follows to reflect that the fund’s portfolio managers are now William Monroe and Tania Harsono. These sub-sections are also supplemented with regards solely to Ms. Harsono as follows:

For Putnam Small Cap Growth Fund:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of May 31, 2024. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio manager	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Tania Harsono	0	$0	0	$0	0	$0

Ownership of securities

As of May 31, 2024, Ms. Harsono owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

For Putnam VT Small Cap Growth Fund:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of May 31, 2024. The other accounts may include accounts for which the individual was not designated

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as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio manager	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Tania Harsono	0	$0	0	$0	0	$0

Ownership of securities

As of May 31, 2024, Ms. Harsono and her immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies and to Investing Funds. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund (or Investing Funds) as an investment option.